Taxes on Income - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Feb. 28, 2022	Dec. 31, 2019
Income Tax Examination [Line Items]
Transition tax	$ 15,500
Foreign earnings liability, installments paid	6,900
Foreign earnings liability, remaining installments	8,600
Deferred tax liabilities	219,706	$ 233,779
Deferred tax assets, state net operating losses	7,400
Deferred tax assets, state net operating losses based on reversal of deferred tax liabilities	1,700
Partial valuation allowance against state net operating losses	5,700
Additional valuation allowance for state deferred tax assets	900
Deferred tax assets, foreign net operating loss carryforwards	13,100
Deferred tax assets, foreign net operating loss carryforwards, partial valuation	2,300
Deferred tax assets, foreign net operating loss carryforwards	10,800
Additional valuation allowance for other foreign deferred tax assets	1,500
Foreign tax credit and other credits	$ 5,506	16,285
Foreign tax credits carryforward period	10 years
Deferred tax assets, foreign tax credit carryforward expected to expire	$ 5,200	15,900
Operating loss carryforward, valuation allowance	1,300	5,800
Unremitted Earnings	6,766	8,381
Undistributed earnings	424,700
Unrecognized tax benefits	16,340	22,464	$ 22,152			$ 19,097
Accrued penalties	1,300	3,100
Accrued interest	2,700	3,100
Unrecognized tax benefit, penalties expense	1,700	500	100
Unrecognized tax benefit, interest expense	300	300	600
Decrease in unrecognized tax benefits is reasonably possible	4,900
Unrecognized tax benefits if recognized	10,200	15,200	$ 14,700
Current income taxes payable (See Note 10)	12,966	16,642
Combination And Norman Hay
Income Tax Examination [Line Items]
Foreign tax credit and other credits	41,800
Deferred tax assets, acquired disallowed interest	14,000
Deferred tax liabilities	169,400
Houghton Korea
Income Tax Examination [Line Items]
Deferred tax liabilities	$ 5,900
Percentage of voting interests acquired	50.00%
Houghton
Income Tax Examination [Line Items]
Indemnification assets	$ 3,909	$ 6,630
Expiration In Year Five
Income Tax Examination [Line Items]
State net operating losses carryforward period	5 years
Expiration In Twenty Years
Income Tax Examination [Line Items]
State net operating losses carryforward period	20 years
Foreign Tax Authority
Income Tax Examination [Line Items]
Deferred tax liabilities	$ 6,800
Deferred tax assets, acquired disallowed interest	600
Foreign Tax Authority | The Netherlands and Spain
Income Tax Examination [Line Items]
Proceeds from income tax refunds	1,600
Foreign Tax Authority | Italy
Income Tax Examination [Line Items]
Tax settlement final amount due to tax authorities					$ 2,600
Current income taxes payable (See Note 10)	2,000
Tax settlement final amount due to tax authorities, refundable amount					$ 200
Foreign Tax Authority | Houghton | Italy
Income Tax Examination [Line Items]
Income taxes paid, net				$ 3,700
Unrecognized tax benefits reserve	1,900
Indemnification assets	3,600
Foreign Tax Authority | Houghton | Germany
Income Tax Examination [Line Items]
Unrecognized tax benefits reserve	300
Indemnification assets	300
Domestic Tax Authority
Income Tax Examination [Line Items]
Deferred tax assets, acquired disallowed interest	$ 10,100